Note 16 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
16.
       Subsequent events

The following events occurred after
December 31, 2020:

(a)	On
January 27, 2021,
the Company signed a term loan facility with Eurobank S.A. for an amount of up to
$26,700,000,
in order to refinance the existing indebtedness of M/V “Xenia” and M/V “Alexandros P.”, amounting to
$22,482,000
as of the date of refinancing, and for working capital purposes, including the partial redemption of the Company's Series B Preferred Shares. The facility was available in two
tranches. The
first
tranche of
$13,815,000
was drawn on
January 27, 2021
and the
second
tranche of
$12,885,000
was drawn on
January 29, 2021
by Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. as the Borrowers. The loan is payable in twenty-four
consecutive quarterly instalments of
$500,000
each followed by a balloon payment of
$14,700,000
to be paid together with the last installment in
January 2027
. The loan bears interest at LIBOR plus a margin of
2.75%.
The loan is secured with the following: (i)
first
priority mortgages over M/V “Xenia” and M/V “Alexandros P.”, (ii)
first
assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company.
The security cover ratio covenant for this facility stands at
120%.

(b)	On
January 29, 2021,
the Company redeemed a net amount of
$3
million of its Series B Preferred Shares (“Preferred Shares”) and, contemporaneously, agreed with its preferred shareholders to reduce the dividend rate of its Preferred Shares to
8%
per annum for
two
years from the
14%
per annum level it was set to increase on
January 29, 2021.
Over the next
two
years, the Company has also the option to pay the preferred dividends in kind at a rate of
9%.
The dividend will reset to
14%
per annum on
January 29, 2023.

(c)	On
February 22, 2021,
the Company signed a term loan facility with Sinopac Capital International (HK) Limited for an amount of up to
$5,000,000,
in order to refinance the existing indebtedness of M/V “Eirini P”, amounting to
$3,300,000
as of the date of refinancing, and for working capital purposes. An aggregate amount of
$5,000,000
was drawn on
February 24, 2021
by Eirini Shipping Ltd. as the Borrower. The loan is payable in twenty
consecutive quarterly instalments of
$210,000
each followed by a balloon payment of
$800,000
to be paid together with the last installment in
February 2026
. The loan bears interest at LIBOR plus a margin of
3.60%.
The loan is secured with the following: (i)
first
priority mortgages over M/V “Eirini”, (ii)
first
assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company.
The security cover ratio covenant for this facility stands at
120%.